Business Combination - Schedule of Business Combination (Details) - Acquisition of Valkyrie Funds LLC [Member] - Coinshares International Limited [Member] $ in Thousands	Mar. 12, 2024 USD ($)
Fair value of consideration transferred
Amount settled in cash	$ 1,023
Fair value of other consideration	266
Total consideration transferred	1,289
Cash and cash equivalents	27
Trade and other receivables	73
Total current assets	100
Trade and other payables	(481)
Total current liabilities	(481)
Identifiable net assets	(381)
Goodwill on acquisition	1,670
Consideration transferred settled in cash	1,023
Cash and cash equivalents acquired	(27)
Net cash outflow on acquisition	$ 996